Adaptive Fundamental Growth Fund

Schedule of Investments
As of May 31, 2021
				Shares	Value (Note 1)

COMMON STOCKS - 86.83%
	Communication Services - 10.90%
	*	Alphabet, Inc. - Class C		733	$1,767,673
	*	Facebook, Inc.		4,518	1,485,202
	*	Netflix, Inc.		2,384	1,198,699
	*	The Walt Disney Co.		8,881	1,586,591
					6,038,165
	Consumer Discretionary - 12.34%
	*	Amazon.com, Inc.		434	1,398,812
	*	JD.com, Inc.		14,356	1,061,483
		NIKE, Inc.		9,756	1,331,304
		Starbucks Corp.		12,366	1,408,240
		The Home Depot, Inc.		5,132	1,636,646
					6,836,485
	Financials - 10.07%
		MarketAxess Holdings, Inc.		2,579	1,203,207
		MSCI, Inc.		3,259	1,525,636
		S&P Global, Inc.		3,889	1,475,759
		Visa, Inc.		6,040	1,372,892
					5,577,494
	Health Care - 14.72%
		Abbott Laboratories		10,784	1,257,953
		Danaher Corp.		6,028	1,544,012
	*	Illumina, Inc.		2,237	907,417
		Merck & Co, Inc.		17,790	1,350,083
		UnitedHealth Group, Inc.		3,676	1,514,218
		Zoetis, Inc.		8,931	1,577,929
					8,151,612
	Information Technology - 38.80%
		Accenture PLC		5,282	1,490,369
		Apple, Inc.		12,116	1,509,775
		Applied Materials, Inc.		10,637	1,469,289
	*	Autodesk, Inc.		3,621	1,035,099
	*	Fair Isaac Corp.		2,925	1,480,225
	*	Fortinet, Inc.		8,516	1,861,087
		Intuit, Inc.		3,789	1,663,712
		Microsoft Corp.		5,458	1,362,753
		PayPal Holdings, Inc.		6,439	1,674,269
	*	salesforce.com, Inc.		5,743	1,367,408
	*	ServiceNow, Inc.		2,775	1,315,017
	*	Shopify, Inc.		1,216	1,511,330
		Skyworks Solutions, Inc.		2,620	445,400
	*	Square, Inc.		5,250	1,168,230
	*	The Trade Desk, Inc.		2,591	1,523,871
	*	Zoom Video Communications, Inc.		1,861	616,977
					21,494,811

		Total Common Stocks (Cost $38,995,347)			48,098,567
					(Continued)
Adaptive Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2021
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 3.82%
	Large-Cap - 3.82%
		Invesco QQQ Trust Series 1		224	$74,800
		Invesco S&P 500 Equal Weight ETF		13,500	2,040,120

		Total Exchange-Traded Products (Cost $1,765,654)			2,114,920

SHORT-TERM INVESTMENT - 9.39%
	§	Fidelity Investments Money Market Government Portfolio -
		Class I, 0.01%		5,199,616	5,199,616

		Total Short-Term Investment (Cost $5,199,616)			5,199,616

Investments, at Value (Cost $45,960,617) - 100.04%					$55,413,103

Liabilities in Excess of Other Assets - (0.04)%					(20,379)

	Net Assets - 100.00%				$55,392,724

*	Non-income producing investment
§	Represents 7 day effective yield as of May 31, 2021.

The following acronym or abbreviation is used in this Schedule:
	PLC - Public Limited Company

		Summary of Investments
			% of Net
		by Sector	Assets	Value
		Common Stocks:
		Communication Services	10.90%	$6,038,165
		Consumer Discretionary	12.34%	6,836,485
		Financials	10.07%	5,577,494
		Health Care	14.72%	8,151,612
		Information Technology	38.80%	21,494,811
		Exchange-Traded Products:
		Large-Cap	3.82%	2,114,920
		Short-Term Investment	9.39%	5,199,616
		Liabilities in Excess of Other Assets	-0.04%	(20,379)
		Total Net Assets	100.00%	$55,392,724